Offerings - Offering: 1	Aug. 07, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 12,317,760.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,701.08
Offering Note	Estimated solely for the purpose of calculating the filing fee for this transaction in accordance with Rule 0-11 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), based on the product of (i) $2.3, the average of the high and low prices of the Series A Common Stock (the "Common Stock"), as reported on The Nasdaq Stock Market on August 5, 2026, and (ii) 5,355,548 , the estimated maximum number of shares of the Common Stock subject to the transaction reported hereby. The amount of the filing fee calculated in accordance with the Exchange Act equals $138.10 for each $1,000,000 of value. The filing fee was calculated in accordance with Rule 0-11 under the Exchange Act. Registrant paid $1,701 upon the filing of its Registration Statement on Form S-4 on August 7, 2026 in connection with the transaction reported hereby.